Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 NetSpend Holdings Inc	Jul. 01, 2013 NetSpend Holdings Inc	Dec. 31, 2012 ProPay and CPAY
Goodwill [Line Items]
Business acquisition, goodwill	$ 1,543,179	$ 518,344	$ 355,498	$ 1,000,000	$ 1,024,434	$ 162,100